Taxation - Income Tax Expense - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting and taxable income
Deferred tax	€ 17,754	€ 43,138	€ 58,275
Current tax	67,372	126,501	110,184
Total income tax expense	€ 85,126	€ 169,639	€ 168,459